K&L Gates LLP 1601 K Street NW Washington, DC 20006-1500
	T 202.778.9000	www.klgates.com

June 30, 2010	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust — Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A (File Nos. 333-17217; 811-07953)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of EQ Advisors Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 74 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

The Trust is filing the Post-Effective Amendment to respond to comments received on June 1, 2010 from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on Post-Effective Amendment No. 72 to the Trust’s Registration Statement on Form N-1A as filed with the SEC on April 16, 2010, to include exhibits and other information not included in Post-Effective Amendment No. 72 and to make other minor clarifying, updating and stylistic changes. The Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 72, with the exception of Part C, which is marked to show changes from Post-Effective Amendment No. 73.

The Post-Effective Amendment will become effective on June 30, 2010 in accordance with Rule 485(b) under the 1933 Act.

U.S. Securities and Exchange Commission

June 30, 2010

If you have any questions or comments concerning the foregoing, please do not hesitate to contact William MacGregor of AXA Equitable Life Insurance Company at (212) 314-5280 or me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.
William MacGregor, Esq.
AXA Equitable Life Insurance Company

Clifford J. Alexander, Esq.
Andrea Ottomanelli Magovern, Esq.
Sarah E. Connolly, Esq.
K&L Gates LLP